COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES

A.	Consulting Agreements

1.	Care G.B. Plus Ltd.

On December 20, 2018 (the “Effective Date”), the Company entered into Marketing and Reseller Agreement with Care G.B. Plus Ltd (“Care G.B.”) whereby the Company granted Care G.B. an exclusive right to market, distribute and resell the Company’s breast cancer screening products to customers located in and taking delivery in the State of Israel, including the Palestinian Authority (the “Product”, “Exclusivity” and “Territory”, respectively). On April 29, 2019, the Company held its Annual General Meeting of Shareholders, at which the shareholders of the Company approved inter alia the Marketing and Reseller Agreement.

Commencing the second anniversary of the Marketing and Reseller Agreement, Care G.B.’s Exclusivity is subject to Care G.B. achieving annual milestones to be set by both parties (“Annual Milestones”). If Care G.B. is not achieving at least 50% of the Annual Milestones, the Company has its own discretion either to cancel Care G.B.’s Exclusivity or terminate the Marketing and Reseller Agreement. Through December 31, 2020, the annual milestones for Care GB were not established as the Company was waiting to finish the development of the product in the Territory.

The Agreement became effective at the Effective Date and continue in effect for 5-year period from Care G.B.’s first purchase order of the Products issued to the Company (the “Initial Term”). Upon the Initial Term completion, provided that Care G.B. has achieved the Annual Milestones, the Marketing and Reseller Agreement term shall be automatically renewed for additional 5-year. Thereafter, at the end of each renewal term, the Marketing and Reseller Agreement shall renew for additional 2-year unless one of the parties provides the other party with prior written non-renewal notice.

2.	Orot Plus Ltd.

On March 28, 2019 (the “Effective Date”), the Company entered into Distribution Agreement with Orot Plus Ltd. (“Orot”) whereby the Company appointed Orot as its exclusive market generator for importing, marketing and distributing for Products as defined in the Distribution Agreement in Romania and Austria (the “Territories”).

The Distribution Agreement commenced at the Effective Date and shall be in effect for a period of four and five years from the Effective Date with respect to Romania and Austria, respectively (the “Term”). The Term will be extended automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

Both parties have commercial cooperation according to the terms of the Distribution Agreement, under which Orot is committed to minimum purchase quantities of the Products according to the supply price as defined in the Distribution Agreement.

It was agreed that during the first six months of the Term (the “Preliminary Period”), Orot will set up the infrastructure for the marketing, selling and distribution of the Products in the Territories (the “Preliminary Stage”). Orot will bear all costs of the Preliminary Stage. The Company will provide Orot with the Products free of charge to be used for non-revenue producing purposes in furtherance of the Preliminary Stage. In consideration for the expenses made by Orot until the end of the Preliminary Stage, the Company shall issue to Orot Ordinary Shares of the Company of NIS 0.01 par value each, in an amount equal to the Preliminary Stage Expenses based on Preliminary Stage budget of $180 divided by the average closing price of the shares during the thirty days period immediately prior to the Effective Date (the “Issued Shares”). The Issued Shares will be issued to Orot within 14-days following the end of the Preliminary Period and will be subject to lock-up 6-months period as of the end of the Preliminary Period in accordance with the lock-up agreement terms.

In addition, in the event Orot satisfies with a minimum sales milestone of 3,000 products per month, the Company will issue to Orot on the date on which Orot achieve each respective monthly sales milestone, warrants to purchase a number of ordinary shares of the Company par value NIS 0.01 per share equal to 0.5% of the Company’s issued and outstanding shares as of the Effective Date, with the exercise price to be determined once Orot achieves its first commercial sale of the Products to an unaffiliated third party (the “First Commercial Sale Date”). The warrants’ exercise price shall be equal to 80% of the average closing sale price of the Company’s ordinary shares during the five days period immediately prior to the First Commercial Sale Date. The warrants’ exercise period shall be 24 months from their grant date. The shares issuance upon exercise of the warrants shall be subject to a lock-up period of six months as of the date of such issuance in accordance with the terms of the warrants. Through December 31, 2020, the monthly sales milestones have not been met, and as of the signing date of these consolidated financial statements their completion is not considered probable.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

2.	Orot Plus Ltd. (Cont.)

Moreover, in the event the Company satisfies with following aggregate milestones: (i) signing the Distribution Agreement and (ii) singing of a distribution agreement between the Company and Orot with respect to additional territories (i.e. Japan and Poland) (“Milestones”), Orot will issue the Company on the date in which the Company achieve each respective Milestone, warrants to purchase a number of ordinary shares of Orot, par value NIS 0.01 per share, equal to 0.5% of Orot’s issued and outstanding shares at the Effective Date. The warrants’ exercise price shall be calculated based on Orot’s valuation of $7,000. The warrants’ exercise period shall be 24 months from their grant date. Through December 31, 2020, the Milestones have not been met, and as of the signing date of these consolidated financial statements their completion is not considered probable.

The Distribution Agreement is explicitly determining that upon breach of the Distribution Agreement by the Company within the first three years following the preliminary period, Orot will be entitled to one-time termination payment as defined in the Distribution Agreement plus reimbursement of the cost.

On September 1, 2019, the Company entered into first supplement to the aforesaid Distribution Agreement with Orot, whereby it was determined that (i) the Preliminary Period will be extended until December 30, 2019 for Romania and until June 30, 2020 for Austria, (ii) the Issued Shares will be equal to the Preliminary Stage Expenses based on updated Preliminary Stage budget of $280 (instead of original amount of $180) divided by the average closing price of the shares during the thirty days period immediately prior to the Effective Date and (iii) the Term will be continue until December 31, 2025 for Romania and until December 31, 2023 for Austria.

On October 10, 2019, the Company entered into second supplement to the aforesaid Distribution Agreement with Orot, whereby it was determined that in exchange for completion of the Preliminary Stage, the Company will issue to Orot, on account of the Issued Shares, such number of ordinary shares of Orot in total amount equal to $180 divided by the lower of: (i) 20% discount on the average closing price of the shares during the 30 days period immediately prior to March 28, 2019, (ii) the average closing price of the shares during the 10 days period immediately prior to the date hereof and (iii) the lowest price per share that will apply in any equity investment (including the issuance of convertible securities) in the Company prior to the issuance of the shares under this section to Orot.

The modification to the number of Issued Shares was accounted for as an exchange of the original Issued Shares for a new Issued Shares resulting in total compensation cost equal to the grant date fair value of the Issued Shares of $180, plus incremental value of the modification amounted to $39. Consequently, during the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $219 as part of “Research and Development Expenses” line in operations in the accompanying consolidated statement of operations.

On January 13, 2020, number of 3,600,000 Issued Shares have been issued, as a settlement of such obligation.

See also Note 14D3, for more information regarding lawsuit of Orot against the Company.

3.	Orion Capital Advisors, LLC

A.	On May 16, 2019 (the “Effective Date”), the Company entered into Business Development Agreement with Orion Capital Advisors, LLC (“Orion Capital”) whereby Orion Capital will provide business development service to the Company which include inter alia (i) review and advice concerning the technical design of existing and planned products or services; (ii) business development assistance including terms of possible transactions and suggestions during negotiations; (iii) sales assistance through the development of business models and sales strategy; (iv) advice regarding financing, review of proposed term sheets, capitalization planning and, where appropriate, participation in negotiations; (v) strategic consulting regarding product planning, market development, marketing and public relations; (vi) consulting on corporate structure, employee stock option structure, warrant arrangements and intellectual property planning; (vii) introductions to potential strategic partners and other alliance candidates; (viii) introductions to prospective customers for the Company’s products or services.

The Business Development Agreement term commenced on the Effective Date through August 16, 2019.

Upon execution of the Business Development Agreement, the Company issued 500,000 ordinary shares of the Company par value NIS 0.01 per share to Orion Capital and recorded stock-based compensation expenses in total amount of $115 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2019, representing a price per share of $0.23 at the commitment date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

3.	Orion Capital Advisors, LLC (Cont.)

B.	On February 10, 2020, the Company entered into new Business Development Agreement with Orion Capital whereby Orion Capital will extend the aforesaid service over a term commenced on February 10, 2020 and shall continue through August 10, 2020.

Upon execution of the new Business Development Agreement, the Company has a commitment to issue 2,500,000 restricted shares of common stock of the Company par value NIS 0.01 per share to Orion Capital and recorded stock-based compensation expenses in total amount of $100 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020, representing a price per share of $0.04 at the commitment date. On February 1, 2021, the Company issued 2,500,000 ordinary shares to Orion Capital.

4.	Udi Zelig

On November 24, 2019 (the “Effective Date”), the Company entered into CTO Consulting Agreement with Orot Plus Ltd. (the “Service Provider”), whereby the Service Provider will provide Chief Technology Officer services based on work plan focus on commercialization of breast cancer products (the “CTO Services”) by Mr. Udi Zelig (the “Consultant”) on behalf of the Service Provider.

In consideration for the Service Provider’s performance of the CTO Services, the Company will issue to the Service Provider ordinary shares of the Company valued at two times the monthly agreed upon value (excluding VAT) of the CTO Services which is NIS 13,000 (the “CTO Fee”). The shares will be subject to a lock-up period of six months as of their issuance. In addition, the Company will cover the pre-approved business expenses to the Service Provider and the Consultant in the performance of the CTO Services.

The CTO Consulting Agreement commenced on the Effective Date and continue in effect until terminated.

During the years ended December 31, 2020 and 2019, the Company recorded stock-based compensation expenses in total amount of $60 and $12, respectively, as part of “Research and Development expenses” line in operations in the accompanying consolidated statement of operations which reflects the CTO Services provided by the Consultant. During the year ended December 31, 2020, the Company issued 1,599,499 ordinary shares of the Company par value NIS 0.01 per share as compensation for the CTO Services.

5.	Steeltown Consulting Group, LLC

On March 28, 2019, the Company entered into Business Development Agreement with Steeltown Consulting Group, LLC (the “Consultant”) whereby the Consultant will provide business development service as defined in the Agreement. In exchange the Company shall issue to the Consultant number of 500,000 ordinary shares of the Company par value NIS 0.01 per share.

The term of the Business Development Agreement commenced on March 28, 2019 through 6-month period.

During the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $70 as part of “General and Administrative Expenses” line in the accompanying consolidated statement of operations to reflect the issuance of the above 500,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.14 at the commitment date.

6.	Al and J Media Inc.

A.	On March 28, 2019, the Company entered into Media Advertising Agreement with Al and J Media Inc. (the “Al and J”) whereby the Al and J will introduce the Company to potential sources of media, marketing agreements and/or other strategic alliances which may benefit the Company in the performance of implementing its business plans, including but not limited to radio and television media spots; various media publications; and internet podcasts (the “Service”). In consideration for perform of such Services, the Company agreed to pay the Consultant an amount of $145 in cash and issuance of 3,000,000 restricted ordinary shares according to payments schedule as defined in the Media Advertising Agreement.

The Media Advertising Agreement term commenced on March 28, 2019 and continue through Service completion.

During the year ended December 31, 2019, the Company recorded marketing expenses in total amount of $565, an amount of $420 out of which was recorded as stock-based compensation expenses in exchange for issuance of 3,000,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.14 at the commitment date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

6.	Al and J Media Inc. (Cont.)

B.	On June 5, 2020, the Company entered into Media Advertising Agreement with Al and J Media Inc. (the “Al and J”) whereby the Al and J will introduce the Company to potential sources of media, marketing agreements and/or other strategic alliances which may benefit the Company in the performance of implementing its business plans, including but not limited to radio and television media spots; various media publications; and internet podcasts (the “Service”). In consideration for perform of such Services, the Company agreed to pay Al and J per invoice-based and to issue 3,000,000 restricted ordinary shares upon execution of the Media Advertising Agreement.

The Media Advertising Agreement term commenced on June 5, 2020 and will continue until completion which is generally expected to be 180 days through Service completion. The Media Advertising Agreement will automatically renew every 180 days unless the Company provides written notice prior to the end of the then current 180 term.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $360 ($180 out of which related to stock-based compensation expenses which representing a price per share of $0.06 at the commitment date) as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations.

On March 15, 2021, the Company issued 3,000,000 ordinary shares to Al and J.

7.	First Choice International Company, Inc.

A.	On September 24, 2019, the Company entered into Consulting Agreement with First Choice International Company, Inc. (the “First Choice”) whereby First Choice provided consulting services to the Company that include (i) assist the Company with its plans to expand its business; and (ii) furnish additional ongoing management and business consulting services aimed at enhancing Company’s opportunities. In exchange the Company issued to the Consultant an amount equal to 500,000 shares of restricted common stock. Consequently, during the year ended December 31, 2019, the Company recorded stock-based compensation expenses in total amount of $50 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations in exchange for issuance of 500,000 ordinary shares of NIS 0.01 par value, representing a price per share of $0.10 at the commitment date.

In addition, it was determined that upon achievement of certain milestones (the “Performance Milestones”) an additional 1,000,000 shares of restricted common stock will be issued. As the Performance Milestones was achieved in January 2020, the Company’s management determined the likelihood for consummation of the Performance Milestones as of December 31, 2019 was probable. Consequently, during the year ended December 31, 2019, the Company recorded as additional stock-based compensation expenses in total amount of $100 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations to reflect the consummation of the Performance Milestone, representing a price per share of $0.10 at the commitment date.

B.	On February 6, 2020, the Company and First Choice entered into first amendment of the Consulting Agreement under which it was agreed that the Term of the Consulting Agreement was extended until and including June 30, 2020 (the “Expected Term”) and the Company shall immediately and irrevocably issue to Consultant 1,000,000 shares of common stock (the “Additional Shares”) and the Consultant shall continue to perform services including the additional services related to the expansion and addition of business lines during the Expanded Term.

On February 6, 2020, the Company issued the Additional Shares to First Choice and recorded stock-based compensation expenses in total amount of $30 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations, representing a price per share of $0.3 at the commitment date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

8.	Financial Buzz Media Networks LLC

A.	On December 2, 2019, the Company entered into PR and Media Service Provider Agreement with Financial Buzz Media Networks LLC (the “Financial Buzz”), whereby media and PR marketing services which including, but are not limited to implementation of an PR and financial media marketing strategy (the “Media Service”), will be provided by Financial Buzz. In consideration for the Media Services, the Company shall issue a total of 5,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $750, representing a price per share of $0.15 at the commitment date.

The PR and Media Service Provider Agreement term is for a period of 4 months.

B.	On June 8, 2020, the Company entered into new PR and Media Service Provider Agreement with Financial Buzz, whereby the aforesaid media and PR marketing services will be extended over a period of 6 months commenced on June 8, 2020. In consideration for the Media Services, the Company shall issue a total of 5,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $450, representing a price per share of $0.19 at the commitment date.

During the year ended December 31, 2020, the Company has an obligation to issue the aforesaid 10,000,000 shares under both agreements as the services have been rendered by Financial Buzz in 2020. Consequently, the Company recorded stock-based compensation expenses in total amount of $1,200 as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations, representing a price per share of $0.12 at the commitment date. On May 27, 2020 and February 1, 2021, the Company issued 2,500,000 and 5,000,000 ordinary shares to Financial Buzz, respectively.

9.	3D Biomedicine Science and Technology Co. Limited

On March 16, 2020 (the “Effective Date”), Todos Medical USA entered into Distribution Agreement with 3D Biomedicine Science and Technology Co. Limited (“3DMed”), whereby at the Effective Date 3DMed appointed Todos Medical USA as its non-exclusive agent for importing, marketing and distributing of the 3DMed’s products which include physician kits, lab kits and any other kits that may be used in the process of analyzing and diagnostic swab samples (the “Products”) in specific countries (the “Territories”). The Distribution Agreement shall be in effect for a period of one year from the Effective Date (the “Term”) and will be extending automatically for an additional period of three years unless terminated by either party at the end of the Term by giving the other party termination notice in writing at least 90 days prior to the Term end.

At the initial of the Distribution Agreement, the Company will validate the performance of the Products provided by 3DMed (the “Validation Stage”). If the Validation Stage result will be accepted by the Company, both parties will have further commercial cooperation according to the terms of the Distribution Agreement, under which the Company will be committed to minimum purchase quantities of the Products according to the supply price as defined in the Distribution Agreement.

In consideration for the reduced supply price that the Company will be entitled to under the Distribution Agreement, the Company will issue to 3DMed restricted ordinary shares at the end of the Validation Stage upon successful completion of the Validation based on value of $250 according to the share price as of March 13, 2020. As of December 31, 2020 and as of the signing date of these consolidated financial statements, the Validation Stage is still in progress and the Company has its own discretion to stop the commercial cooperation with 3DMed.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

10.	Provista Diagnostics, Inc.

On April 2, 2020 (the “Effective Date”), the Company entered into Consulting Agreement with Provista Diagnostics, Inc. (“Provista”), whereby at Provista will be responsible for test validation and commercialization activities related to the distribution and sample processing of COVID-19 tests. This will include ensuring that all CLIA/CAP and FDA requirements are met prior to commencement of commercial activities. The Company will be responsible for covering all costs and expenses related to these activities. In addition, the Company will pay a monthly amount of $50 during the entire term of the Consulting Agreement.

The Consulting Agreement is contingent upon the Company exercising the Call Option Extension pursuant to the Option Agreement (see also Note 14C7). The services under the Consulting Agreement will commence on April 1, 2020 and will continue until the earlier to occur of: (i) April 1, 2021, or (ii) earlier termination.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $1,092 as part of “Research and Development Expenses” line in operations in the accompanying consolidated statement of operations.

11.	Andrew Blumenthal

On May 23, 2020, the Company entered into Consulting Agreement with Andrew Blumenthal (“Andrew”) whereby Andrew will provide service to the Company in connection with entering into contracts with third parties for sales and or sub distribution agreements whereby Company will provide testing and treatment products related to COVID-19 (the “Service”). For fulfillment of Andrew’s duties under the Consulting Agreement, Andrew will receive compensation as follows:

A.	Monthly retainer of $15 beginning upon execution of Consulting Agreement (the “Monthly Retainer”).

B.	Issuance of 2,500,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of nine months as follows:

	1.	900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.

	2.	400,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

C.	25% of net revenues (gross sales price less the acquisitions cost excluding financing and operational expenses) from any product sale in which Andrew is the introducing representative (the “Commission Fee”). The Company’s Commission Fee shall be remained as long as the Company sell product to a representative sourced by Andrew, regardless of whether the Consulting Agreement has been terminated.

D.	For every month that Andrew is engaged with the Company, up to maximum of 6-months period, Andrew shall be granted one month of severance consulting fee posts termination equal to Monthly Retainer.

The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $159 ($47 out of which related to stock-based compensation expenses which representing a price per share of $0.067 at the commitment date) as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

12.	Singh Global LLC

On May 23, 2020, the Company entered into Consulting Agreement with Singh Global LLC (“Singh”) whereby Singh will provide service to the Company in connection with entering into contracts with third parties for sales and or sub distribution agreements whereby the Company will provide Testing and Treatment products related to COVID-19 (the “Service”). For fulfillment of its duties under the Consulting Agreement, Singh will receive compensation as follows:

A.	Monthly retainer of $15 beginning upon execution of Consulting Agreement (the “Monthly Retainer”).

B.	Issuance of 2,500,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of nine months as follows:

	1.	900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.

	2.	400,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

C.	25% of net revenues (gross sales price less the acquisitions cost excluding financing and operational expenses) from any product sale in which Andrew is the introducing representative (the “Commission Fee”). The Company’s Commission Fee shall be remained as long as the Company sell product to a representative sourced by Andrew, regardless of whether the Consulting Agreement has been terminated.

The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $139 ($49 out of which related to stock-based compensation expenses which representing a price per share of $0.07 at the commitment date) as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee.

13.	Priyanka Misra

On June 22, 2020, the Company entered into Consulting Agreement with Priyanka Misra (“Priyanka”) whereby Priyanka will provide service to the Company which include inter alia (i) implementing salesforce and sale surveillance strategies; (ii) develop and implement a methodology to track sales and strategic relationship opportunities; (iii) investor relations (the “Service”). For fulfillment of its duties under the Consulting Agreement, Priyanka will receive compensation as follows:

A.	Monthly draw of $15 beginning upon execution of Consulting Agreement (the “Monthly Draw”).

B.	25% of monthly operating profits generated by all sales representatives working under Priyanka, to be calculated as the value of gross sales received minus cost of goods sold (including shipping, accounting and bookkeeping expenses and sales commission paid to Expansion’s sales force, less the Monthly Draw (the “Commission Fee”).

C.	Issuance of 1,250,000 ordinary shares of the Company par value NIS 0.01 per share which will be vested over a period of six months as follows:

1.	250,000 vested upon completion of salesforce implementation or equipment CRM.

2.	250,000 for each contract that delivers over $1,000 in gross profits, up to 4 contracts.

(together referring herein as “Performance Condition”).

The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) June 23, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $104 ($14 out of which related to stock-based compensation expenses in connection with the Performance Condition related to completion of salesforce implementation or equipment CRM, which representing a price per share of $0.057 at the commitment date) as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee and the Performance Condition in connection with deliver contracts.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

14.	CN Capital LLC

On June 23, 2020, the Company entered into Consulting Agreement with CN Capital LLC (“CN Capital”) whereby CN Capital will provide service to the Company in connection with implementing salesforce and sales surveillance strategies and implementing personal protective equipment sales pipelines management (the “Service”). For fulfillment of its duties under the Consulting Agreement, CN Capital will receive compensation as follows:

A.	Monthly retainer of $10 beginning upon execution of Consulting Agreement (the “Monthly Retainer”).

B.	Issuance of 1,000,000 fully vested ordinary shares of the Company par value NIS 0.01 per share.

C.	3% of gross profit PPE sales (the “Commission Fee”).

The Consulting Agreement term commenced on June 23, 2020 and will continue until the earlier to occur of: (i) June 24, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $67 ($27 out of which related to stock-based compensation expenses which representing a price per share of $0.054 at the commitment date) as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Commission Fee.

On February 17, 2021, the Company issued 1,000,000 ordinary shares to CN Capital.

15.	Leomics Associates

On July 23, 2020, the Company entered into Consulting Agreement with Leomics Associates (“Leomics”) whereby Leomics will provide worldwide service to the Company which include inter alia (i) identify and introduce to the Company potential US customers for its CLIA lab services in Atlanta; (ii) working as development business agent targeting the US and global market to bring clients for Covid related products; (iii) provide guidance and assistance with the clinical validation, reimbursement, and market penetration of the Company’s current pipeline of products in Breast Cancer and Alzheimer’s contribute to development and optimization of all marketing materials; (iv) provide the Company with a strategic development plan focused in corporate growth; (v) assistance in raising funds (the “Service”). For fulfillment of its duties under the Consulting Agreement, Leomics will receive compensation as follows:

A.	Annual fee amount of $250 which will be payable in 12 equals installments.

B.	Additional expenses of $25 which is due at signing of the Consulting Agreement.

C.	Issuance of 1,000,000 fully vested ordinary shares of the Company par value NIS 0.01 per share within 5 days of the execution of the Consulting Agreement.

D.	Travel related expenses, when applicable.

The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) July 23, 2021, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $173 ($44 out of which related to stock-based compensation expenses which representing a price per share of $0.095 at the commitment date) as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

A.	Consulting Agreements (Cont.)

16.	Expansion Medical LLC

On August 25, 2020, the Company entered into Consulting Agreement with Expansion Medical LLC (“Expansion”), who has a sales force with an expertise in selling diagnostic equipment, repairing diagnostic equipment and selling diagnostic tests to existing medical laboratories (“Representative”), whereby Expansion will provide worldwide service to the Company which include inter alia (i) procuring and managing a salesforce to external laboratories, managing sales processes to external laboratories; (ii) managing of the sales processes; (iii) assistance in gaining regulatory approval in international markets; (iv) contribute to development and optimization of all marketing materials; (v) coordinate engineering repairs to Corona Diagnostic, LLC products to be performed by the Company; (vi) assistance in installation of Corona Diagnostic, LLC equipment to be performed by the Company; (vii) assistance with respect to the service maintenance and repairs of Corona Diagnostic, LLC equipment (the “Service”). For fulfillment of its duties under the Consulting Agreement, Expansion will receive compensation as follows:

A.	Non-refundable monthly draw of $50 per month for 4 months beginning upon the execution of Consulting Agreement (the “Monthly Draw”).

B.	30% of monthly operating profits generated by all sales representatives working under Expansion, to be calculated as the value of gross sales received minus cost of goods sold (including shipping, accounting and bookkeeping expenses and sales commission paid to Expansion’s sales force, less the Monthly Draw. In addition, representative is entitled to additional 10% override based on commission as described in the Consulting Agreement for each member of Representative sales ream they refer to the Company or Consultant. Moreover, each month the Representative shall receive a fixed commission per unit commission as described in the Consulting Agreement for laboratory supplies (together referring herein as “Commission Fees”).

C.	Upon reaching a cumulative net sales milestone (gross sales generated by Expansion minus shipping and promotional discounts) ranged between $5,000 to $500,000, an amount of stock options ranged between 75,000 up to 2,000,000 based on the closing price of the Company upon execution date of the Consulting Agreement and cash bonus ranged between $400 up to $6,000 (the “Performance Condition”).

D.	Monthly bonus which is equals of 5% of monthly net sales (value of gross sales minus shipping and taxes) generated in a country in which regulatory approval was gained by the direct efforts of Expansion having access to the government and / or regulatory affairs (the “Bonus Fee”).

The Consulting Agreement term commenced on the Consulting Agreement execution date until termination.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $112 as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020. The Company has not recorded expenses with respect to the aforesaid Commission Fees, Performance Condition and Bonus Fee.

17.	AID Genomics

On September 15, 2020, one of the Company’s U.S. subsidiary, Corona Diagnostic, entered into Memorandum of Understanding (MOU) with AID Genomics (“AID”) in order to establish the basis for a partnership under which Corona Diagnostic and AID will utilize complimentary services for the purpose of providing advanced PCR testing solutions for SAR-nCO V-2. The MOU shall be an exclusive agreement whereby the below alternatives have been agreed:

A.	AID will assist Corona Diagnostic with financing CAPEX for equipment including liquid handlers and PCR in exchange for 50% of gross profit of selling of test kits by Corona Diagnostic; or

B.	AID will be the implementation partner where Corona Diagnostic will finance the liquid handlers in exchange for 33% of gross profit of selling of test kits by Corona Diagnostic.

During the year ended December 31, 2020, the Company has no obligation towards AID based on the above MOU.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Finder Fee Agreements

1.	AS Iber Israel Ltd.

On February 11, 2020 (the “Effective Date”), the Company entered into engagement agreement with AS Iber Israel Ltd (“AS Iber Israel”) whereby AS Iber Israel will render services to the Company concerning (i) equity financing transactions, (ii) debt financing transactions, (iii) one or more business relationships and/or (iv) one or more mergers, acquisitions, strategic alliances and/or joint ventures partners as may be acceptable to and as may be required by the Company (the “Services”) in exchange of the following considerations:

A.	Success fee equal in amount to 10% plus VAT of the total value of the benefit, monetary or otherwise derived by the Company shall be earned in connection with any other activities as defined in the engagement agreement, plus 10% in share at the same value of the investment.

B.	Success fee equal in amount to 7% plus VAT of the total of any success fee earned in connection with any pre and/or post IPO and/or M&A activity whether directly arranged by AS Iber Israel and/or by any registered dealer introduced to the Company by AS Iber Israel who will be entitled to earn this fee in connection with any transaction that is either completed and/or initiated by the registered dealer for a period of 24 months after the initial introduction.

The Engagement Agreement remains in effect for a period of 24 months following the Effective Date.

During the year December 31, 2020, the Company has no obligation for finder fee payment under the aforesaid engagement agreement with AS Iber Israel.

2.	Dawson James Securities

On April 6, 2020 (the “Effective Date”), the Company entered into an engagement agreement with Dawson James Securities (“Dawson”) to act as lead or managing placement agent on a best efforts basis in connection with any public or private offering or other financing or capital-raising transaction of any kind (“Tail Financing”) to the extent that such financing or capital is provided to the Company by investors whom Dawson had introduced to the Company during a period of 60 days commencing the Effective Date (the “Engagement Period”) if such Tail Financing is consummated at any time during the Engagement Period or within the 12-month period following the expiration or termination of Agreement or the completion of the offering (the “Tail Period”). If the offering is completed, for a period of 12 months from the offering date, the Company grants Dawson the right of first refusal to act as lead managing underwriter or book runner, or as lead placement agent, for any and all future equity, equity-linked or debt (excluding commercial bank debt) offerings during such period, of the Company, or any successor to or any subsidiary of the Company.

In consideration for the services to be rendered by Dawson, the Company will pay to Dawson a placement agent fee of 8% of the gross proceeds received in the Offering; provided that such fee will be reduced to 7% for investors introduced to Dawson by the Company. As additional compensation for Dawson’s services, the Company shall issue to Dawson or its designees at the closing of the offering (“Closing”) warrants (the “Placement Agent’s Warrants”) to purchase that number of Securities equal to 5% of the aggregate number of securities sold in the offering. The Placement Agent’s Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the offering, at a price per share equal to 125% of the price per Security issued in the offering. The Placement Agent’s Warrant will provide for a cashless exercise provision, registration rights (including a one-time demand registration right and unlimited piggyback rights) and customary anti-dilution provisions (for stock dividends and splits and recapitalizations).

During the year December 31, 2020, the Company has no obligation for finder fee payment under the aforesaid engagement agreement with Dawson.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Finder Fee Agreements (Cont.)

3.	Zegal and Ross Capital LLC

On June 15, 2020, the Company entered into Consulting Agreement with Zegal and Ross Capital LLC (“Zegal and Ross”) whereby Zegal and Ross will provide non-exclusive service to the Company in connection with advising with respect to strategic planning, acquisitions and general business activities (the “Service”). For fulfillment its duties under the Consulting Agreement, Zegal and Ross will receive compensation as follows:

A.	One-time fee of $15 in cash.

B.	Issuance of restricted ordinary shares of the Company equals to value of $200 as follows:

1.	Number of shares equals to $100 were fully vested upon execution of the Consulting Agreement as finder fee for bringing joint venture agreement with NLC Parma Ltd. in which Antigen COVID Test Killer has been formed. Such amount was capitalized and recorded as part of investment in affiliated entity accounted for under equity method. See also Note 4B.

2.	Number of shares equals to $100 will be vested throughout the service period commencing the execution of the Consulting Agreement through December 31, 2020.

The Consulting Agreement term commenced on June 15, 2020 and will continue until the earlier to occur of: (i) December 31, 2020, or (ii) termination as described in the Consulting Agreement.

During the year ended December 31, 2020, the Company recorded expenses in total amount of $115 ($100 out of which related to stock-based compensation expenses which representing a price per share of $0.46 at the commitment date) as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations.

4.	Buckman, Buckman and Reid Inc.

On October 6, 2020 (the “Effective Date”), the Company entered into finder fee agreement with Buckman, Buckman and Reid Inc (“Buckman and Reid”) whereby Buckman and Reid will render services as non-exclusive finder fee to the Company concerning equity and/or debt financing transactions in exchange of the following considerations:

A.	Success fee in cash equal at a rate of 8% plus VAT of the total consideration received by the Company from introduced party of equity transaction, plus 8% in restricted share at the same transaction value.

B.	Success fee in cash equal at a rate of 4% plus VAT of the total consideration received by the Company from introduced party of debt transaction.

C.	Success fee in cash equal at a rate of 2% plus VAT of the total consideration received by the Company from introduced party as royalties, license fees or similar payments as result of any commercial agreement entered into by the Company and the introduced party.

D.	Upon execution of the finder fee agreement, the Company shall issue 1,000,000 ordinary shares of the Company, fully paid for services previously rendered in connection with unsuccessful merger of the Company with a SPAC company listed on Nasdaq (SPAC) during December 2020. On October 19, 2020, the 1,000,000 ordinary shares have been issued by the Company.

E.	Reimbursement for reasonable travel and lodging expenses as determined in the finder fee agreement.

The finder fee agreement remains in effect for a period of 6 months following the Effective Date and shall continue unless terminated by either party up to 30 days prior to the end of the term.

In exchange for the shares issued by the Company to Buckman and Reid with respect to unsuccessful merger of the Company with the SPAC, during the year ended December 31, 2020, the Company incurred non-cash expenses in total aggregate amount of $80 as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations, representing a price per share of $0.08 at the commitment date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

B.	Finder Fee Agreements (Cont.)

5.	Aslano Private Limited

On October 7, 2020, the Company entered into consulting agreement with Aslano Private Limited (“Aslano”) whereby the Company engages Aslano as its representative for the purpose of sell-side advisory and support, including the introducing, for the purchase of all or part of the shares or assets of a business and/or entities and their related/affiliated entities/businesses (known as the “Prospective Business” of the Client) only to the Potential Buyer or Investor or Financing Party, as introduced by Aslano. Aslano will also advise the Company on the sell-side strategy and approach to be adopted, exit-path and the positioning to maximize the objectives of the Company.

For any Potential Buyer or Investor or Financing Party prospected by Aslano under the consulting agreement whose identities were disclosed to Client by Aslano during the term of the consulting agreement and with whom one or more transactions with Potential Buyer or Investor or Financing Party concluded by Client, Aslano shall receive a success fee equal to 8% of the gross amount paid by the Potential Buyer or Investor or Financing Party to Client and/or into the Prospective Business.

In the event of a stock swap with a potential investor introduced by Aslano, Aslano shall receive a success fee from the Company in the form of the Company’s common shares rank pari passu with existing common shares, equivalent to 8% of the total stock swap deal quantum, at the same valuation and terms as the potential stock swap investor.

The consulting agreement shall be effective upon signatory and shall remain effective for a period of 24 months from the date of signatory.

During the year December 31, 2020, the Company has no obligation for finder fee payment under the aforesaid consulting agreement with Aslano. See also Note 24A.

6.	Mark Zegal

On November 4, 2020, the Company entered into advisors agreement with Mark Zegal (“Mark”) whereby Mark will identify, negotiate and secure equipment funding arrangements for machines as may be required and acceptable by the Company in exchange of success fee in cash equal at a rate of 2.5% plus VAT of the total value of the net profits received from the financed equipment purchased with the funds received from introduced party of Mark which shall begin 120 days post equipment financing.

During the year December 31, 2020, the Company has no obligation for finder fee payment under the aforesaid advisors agreement with Mark.

7.	Yeshivat Orot Hateshuva Ltd.

On November 4, 2020, the Company entered into advisors agreement with Yeshivat Orot Hateshuva Ltd (“Yeshivat”) whereby Yeshivat will identify, negotiate and secure equipment funding arrangements for machines as may be required and acceptable by the Company in exchange of success fee in cash equal at a rate of 12.5% plus VAT of the total value of the net profits received from the financed equipment purchased with the funds received from introduced party of Yeshivat which shall begin 120 days post equipment financing.

During the year December 31, 2020, the Company has no obligation for finder fee payment under the aforesaid advisors agreement with Yeshivat.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitments

1.	B.G. Negev Technologies and Applications Ltd. and Mor Research Applications Ltd.

At inception date, the Company entered into a License Agreement (“Agreement”) with B.G. Negev Technologies and Applications Ltd (a wholly owned subsidiary of Ben Gurion University - Israel) and Mor Research Applications Ltd. (a wholly owned subsidiary of Clalit Medical Services - Israel) (“Licensors”) in which the Company obtained an exclusive world-wide license to develop, research, commercialize, produce, market and sub-license, products based on the Licensors’ technology. The Company’s technology is built on this license which is therefore material to the Company. According to the Agreement, future royalties would be paid to the licensors based on the following royalty rates:

On net sales of:	%
● leukemia related products	3.0
● other products	2.5
● in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%
● leukemia related products	20.0
● other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%
● leukemia related products	10.0
● other products	7.5

Without any connection to the Company’s sales, the Company is required to pay minimum royalties to the Licensors according to the following schedule (subject to the termination clause described below):

A.	Year 2015 - $10

B.	Year 2016 - $25

C.	Year 2017 and thereafter - $50 per year.

In any specific year, the total royalties payable to the Licensors shall be the higher of:

A.	the regular royalties based on the royalty rates as described above and

B.	the minimum royalties.

The minimum royalties will be paid to the Licensors regardless of whether the Company succeeds in generating revenues from sales of the products arising from the usage of the Licensors’ technology.

The Agreement term is unlimited, but each party is entitled to terminate the Agreement as a result of material breach or failure to comply with material term by the other party, as a result of liquidation or insolvency of the other party (“Termination for Cause”). In addition, the Company was entitled to terminate the Agreement if during a period of 7-years following the transaction effective date, the Company, at its sole discretion, determined that commercialization of the leukemia licensed products is not commercially viable. After such period, the Company is not entitled to terminate the Agreement other than in accordance with the Termination for Cause provisions. As of December 31, 2020, the Company did not reach a determination regarding viability of commercialization of the leukemia licensed products. However, since the 7-year period ended prior to December 31, 2020, the Company may not terminate the agreement other than Termination for Cause.

As of December 31, 2019, the Company has accrued an amount of the non-cancellable minimum royalties and the future liability with respect to commitment to pay minimum royalties to the Licensors for any future periods in a total amount of $423 of which $235 was considered as current liability and $188 was considered as non-current liability. The balance was measured based on future cash payments discounted using an interest rate of 21% which represented the applicable rate of risk for the Company, according to management estimate.

On May 20, 2020, the Company entered into Amendment No. 3 to the Agreement pursuant to the Company paid the Licensors an amount of $250 which representing an aggregate annual minimum royalty in respect of the years 2015 through 2020. All other Agreement terms regarding the annual minimum royalties were remained unchanged. Consequently, as of December 31, 2020, the Company has accrued an amount of the non-cancellable minimum royalties and the future liability with respect to commitment to pay minimum royalties to the Licensors for any future periods in a total amount of $476 of which $291 was considered as current liability and $185 was considered as non-current liability.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitments (Cont.)

2.	University of Leipzig License Agreement

On November 7, 2018, Amarantus entered into an amended license agreement with the University of Leipzig (the “Leipzig License Agreement”) whereby the University of Leipzig granted Amarantus an exclusive license to the University of Leipzig’s patent that underlies the Lympro Test. As part of the Amarantus transaction (see also Note 3A), Amarantus assigned the Leipzig License Agreement to our subsidiary, Breakthrough.

Under the Leipzig License Agreement, the licensee is required to pay the University of Leipzig the following fees and royalties:

A.	A license issuance fee of $80 as partial reimbursement of patent expenses related to the patent rights;

B.	An annual royalty of $35 on the first and second anniversary of the effective date of the Leipzig License Agreement, and an annual royalty of $15 on each subsequent anniversary of the effective date;

C.	The following milestone payments:

1.	$75 on first commercial sale of a licensed product;

2.	$150 on obtaining first FDA approval for a licensed product; and

3.	$150 upon reaching $5,000 in cumulative net sales;

D.	The annual royalty and milestone payments will be treated as an advance on royalty payments due from sales, and after the royalties from sales equal the aggregate annual royalty and the milestone payments made, a royalty of 3% of net sales, provided that with regard to each country in which a licensed product is sold, after seven years, the royalty will be reduced to 2% of net sales; and

E.	10% of non-royalty sub-licensing income.

During the year ended December 31, 2020, the Company recorded amortization expenses amounted to $170 as part of “Research and Development Expenses” line in operations in the accompanying consolidated statement of operations.

3.	Care GB Plus Ltd.

On November 25, 2020, the Company entered into an agreement with CARE GB Plus Ltd for office space leasing in Rehovot, Israel for a monthly consideration of NIS500. The lease period is two years commencing November 2020 and may be renewable annually thereafter.

The payments above are associated with lease of under the scope of ASC 842 “Leases”. Such amount was not reflected in the balances of the Company as right of use asset and as a lease liability as the amounts and the scope of such operating lease are clearly insignificantly.

4.	Employment Agreement with Dr. Wee Yue Chew

On March 16, 2017, Todos Singapore entered into an employment agreement with Dr. Wee Yue Chew to serve as the managing director of Todos Singapore. The agreement is effective for a term of three years, unless terminated earlier with six months’ notice, or shorter notice in the event of special circumstances. Under the agreement, Dr. Wee is entitled inter alia to an annual performance bonus at the rate of 4% of Todos Singapore’s net profit before tax, if such profit in said year exceeds SGD3,000 (approximately $2,150).

To date, Todos Singapore is inactive and has not realized any profits.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitments (Cont.)

5.	Compensation packages for officers and members of the Board of Directors and its committees

A.	On July 29, 2020, the Company’s Annual General Meeting of Shareholders has approved compensation package for the Company’s Chief Executive Officer that include inter alia (i) base salary of $375; (ii) grant of stock options to purchase 1% of the Company’s issued and outstanding shares as of June 30, 2020, at an exercise price equal to the fair market value of the Company’s shares on the date of grant, vesting quarterly over the course of five years; (iii) up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units (RSU) range of 125,000 up to 1,000,000 and cash bonus range of $250 up to $1,500 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fee”); (iv) 1.5% of gross margin for the calendar year 2020 on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) an immediate grant of vested RSU equal to $175 based on the fair market value of the Company’s shares as of July 28, 2020, in compensation for uncompensated efforts to the approval date and (vi) cash bonus of $175 and grant of 20,000,000 RSU upon consummation of the Company’s planned public offering (“Uplist Fees”).

During the year ended December 31, 2020, the Company recorded expenses in total amount of $376 ($220 out of which as stock-based compensation (see also Note 16B)) as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Milestone Bonus Fee, One-Time Bonus and Uplist Fees.

B.	On July 29, 2020, the Company’s Annual General Meeting of Shareholders has approved compensation package for the Company’s Chief Financial Officer that include inter alia (i) base salary of $225; (ii) grant of stock options to purchase 0.25% of the Company’s issued and outstanding shares as of June 30, 2020, at an exercise price equal to the fair market value of the Company’s shares on the date of grant, vesting quarterly over the course of five years; (iii) up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 25,000 up to 100,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fee”); (iv) 0.5% of gross margin for the calendar year 2020 on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) an immediate grant of vested RSU equal to $100 based on the fair market value of the Company’s shares as of July 28, 2020, in compensation for uncompensated efforts to the approval date and (vi) 50% of the annual base cash bonus and grant of 20,000,000 RSU upon consummation of the Company’s planned public offering (“Uplist Fees”).

During the year ended December 31, 2020, the Company recorded expenses in total amount of $205 ($111 out of which as stock-based compensation (see also Note 16B)) as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Milestone Bonus Fee, One-Time Bonus and Uplist Fees.

C.	On July 29, 2020, the Company’s Annual General Meeting of Shareholders has approved compensation packages for the Company’s members of the Board of Directors and its committees that include inter alia (i) each board member will receive $65 annual salary (to be paid quarterly after our uplisting closes) and $150 in RSU vesting quarterly over three years; (ii) the Chairman of the board will receive $65 annual salary (to be paid quarterly after our uplisting closes) and $150 in RSU annually; (iii) Lead Independent Director is entitled to receive additional 25% of annual board cash compensation; (iv) a grant of RSU of the Company upon consummation of the Company’s planned public offering in an amount not to exceed the grant received by the Chief Financial Officer upon that event (“Uplist Fee”) and (iv) cash bonus of $71 to be paid for services of all board committees (“Bonus Fee”).

During the year ended December 31, 2020, the Company recorded expenses in total amount of $537 ($349 out of which as stock-based compensation (see also Note 16C)) as part of “General and Administrative Expenses” line in operations in the accompanying consolidated statement of operations. During the year ended December 31, 2020, the Company has not recorded expenses with respect to the aforesaid Uplist Fee.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitments (Cont.)

6.	Strategic Partnerships

The Company has entered into the following agreements in order to form strategic partnerships with Integrated Health LLC (“Integrated”) a Louisiana-based medical diagnostics and services provider and MOTOPARA Foundation Inc. (“MOTOPARA”) a non-profit private operating foundation based in Florida, to deploy mobile COVID-19 testing in the United States:

A.	Charitable Pledge Agreement

On September 25, 2020 (“Effective Date”) the Company entered into Charitable Pledge Agreement (“Charitable Contribution Agreement”) with MOTOPARA, under which the Company obligate to irrevocable pledge to MOTOPARA for the use and benefit gift amounted to $1,500 according to the funding schedule as determined in the Charitable Contribution Agreement (the “Charitable Contribution”).

The Charitable Contribution shall be used to (i) support MOTOPARA and its Biological Protective Services and Response Division for the continued support of development and implementation of COVID-19 testing, MOTOPARA’s disaster relief and veteran employment-focused mission (MOTOPARA Mission) and MOTOPARA’s mobile high-complexity laboratories (MHCL) and mobile moderately complex laboratories (MMCL) with authorized use of Integrated Health LLC’s US CLIA, training, validation and chain of custody licensed and certified authorization domestically and internationally and (ii) establish a protocol and to distribute the Company’s COVID tests to be used on equipment supplied by the Company for testing by MOTOPARA.

In consideration for the Charitable Contribution, MOTOPARA will acknowledge the Charitable Contribution by including, displaying where appropriate the phrase, “Supported by Todos Medical” and or “Supported by Todos Medical Logo”, in promotional, marking and proposal documents, website sections related to MOTOPARA’s Biological Protective Services and Response division, MHCLs, MMCLs’ cases, trade shows and exhibits related to MOTOPARA’s Biological Protective Services and Response Division.

MOTOPARA may terminate the Charitable Contribution Agreement and all rights and benefits of the Company hereunder:

1.	In the event of any default in payment of the Charitable Contribution as provided in the Charitable Contribution Agreement, or

2.	In the event MOTOPARA determines in its reasonable and good faith opinion that circumstances have changed such that the support chosen by the Company would adversely impact the reputation, image, mission or integrity of MOTOPARA, in the event of a continued association with the Company and the continuation of the support provided for herein.

Upon any such termination of the Charitable Contribution Agreement and/or the support hereunder, MOTOPARA shall have no further obligation or liability to the Company and shall not be required to return any portion of the Charitable Contribution already paid. However, MOTOPARA may in its sole and absolute discretion determine an alternative recognition for the portion of the Charitable Contribution already received.

Through December 31, 2020, an amount of $425 was utilized by MOTOPARA out of the Charitable Contribution amount. Consequently, during the year ended December 31, 2020, the Company recorded such amount as expenses as part of “Sales and Marketing Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitment (Cont.)

6.	Strategic Partnerships (Cont.)

B.	Collaboration Agreement

In October 2020, the Company entered into Collaboration Agreement with Integrated who has entered into a partnership with MOTOPARA where Integrated powers MOTOPARA manufactured mobile Biosafety Level 3 laboratories with its mobile Clinical Laboratory Improvement Amendments (CLIA) license and operations to allow for COVID-19 testing to occur at scale nationally across the United States (Mobile Lab). The Company, MOTOPARA and Integrated are referred to as a “Collaborator” and collectively as the “Collaborators”. The terms of the Collaboration Agreement are as follows:

1.	Purpose

The purpose of the Collaboration is for Integrated to distribute the Company COVID tests to be used on equipment supplied by the Company for COVID-19 testing through Integrated’s licensed, and compliant mobile high complexity CLIA laboratories in conjunction with MOTOPARA. The Collaborators shall each have the power to engage in the foregoing business, as well as to engage in activities that are related or incidental to any of these purposes. Integrated agrees that Todos will be the exclusive supplier of any and all test kits or equipment of which the Company is a distributor or manufacturer Todos agrees to support and perform to ensure compliance with Integrated’s Mobile laboratory CLIA license. The Company and Integrated agree to work closely to support MOTOPARA’s design and implementation necessary to implement the mobile laboratory infrastructure to support Integrated’s operations and to support MOTOPARA in obtaining cash-pay contracts (not reimbursed by insurance) for COVID-19 testing.

2.	Exclusive Supply Rights

The Company shall have an exclusive right to supply Integrated with COVID-19 related equipment, reagents and testing supplies under all agreements and requests for proposals (RFPs) it signs with domestic and international counterparties for use in Integrated’s CLIA Mobile Lab.

3.	Loan

The Company shall provide to Integrated 1-year loan for up to $1,500 (the “Loan”), according to funding schedule as determined in the Collaboration Agreement. Integrated has the option to accept or not accept any funding schedule for the Loan. Each Loan tranche shall bear interest at a rate of 2% and repayment shall commence only upon full Loan funding, or in the event Integrated refuses a Loan tranche. The Loan will be payable in monthly installment payments over 5-years period and will commence only upon the Collaborators receipt of the first contract to provide testing services, expected to be with the State of Louisiana. Through December 31, 2020, the Company funded an amount of $250 out of the Loan which was recorded as prepaid expenses as the monthly Loan repayments will be deducted from the gross amount of payments received from contracts executed for the testing services and shall be considered part of the out-of-pocket expenses of such contract.

4.	Integrated Contribution

Integrated shall contribute access to its CLIA license to the Collaboration.

5.	Compensation Structure of the Collaboration

Collaborators agree to full transparency with out-of-pocket expenses as it relates to the initiation of each contract within the Collaboration, and such costs shall be reimbursed (or advanced as the case may be) to each Collaborator as soon as contracts with Collaboration customers are funded by the customers, or their funding source. After deducting all out-of-pocket expenses and loan reimbursement to the Company as it relates to the establishment and ongoing funding of the Collaboration, each Collaborator agrees to divide any potential profit 33.33% to the Company, 33.33% to MOTOPARA and 33.33% to Integrated.

6.	Term

The Collaboration Agreement shall be effective in October 2020 and continue until the earlier of (i) 5 years or (ii) execution of unanimous mutual termination agreement (the “Termination Date”).

See Notes 24D1 and Note 24D2 with respect to Mutual Release and Settlement Agreement between the Collaborators.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

C.	Other Commitments (Cont.)

7.	Provista Diagnostics, Inc.

On December 13, 2019 (the “Effective Date”), the Company entered into an exclusive Option Agreement (the “Option Agreement”) with Strategic Investment Holdings, LLC (“SIH”), Ascenda BioSciences LLC (“Ascenda”) and Provista Diagnostics, Inc. (“Provista”) pursuant to which at any time after the Effective Date through March 31, 2020 the Company has the right but not the obligation to acquire the shares of Provista in consideration for the number of ordinary shares of the Company equal to a value of $10,000 based on the volume weighted average price (“VWAP”) of the last 20 trading days prior to exercise of the option, provided that the Company’s ordinary shares are listed on a national exchange at the time of the closing of the transaction (the “Call Option”). It was agreed that with respect to the Option exercise, the Company will issue number of ordinary shares of the Company equal to a value of $1,000 at the VWAP of the last 20 trading days prior to execution of the Option Agreement. In addition, it was agreed that the Call Option may be extended by the Company to June 30, 2020 by issuance of additional number of ordinary shares equal to a value of $1,000 at the VWAP of the last 20 trading days prior to exercising the extension of the Call Option (the “Call Option Extension”).

In June 30, 2020, the Company entered into Amendment No. 1 to Option Agreement (“Amendment No. 1”) with SIH, Ascenda and Provista pursuant to which it was agreed that the Company may pay SIH, as nonrefundable consideration for an extension of the Option Period of the Option to September 30, 2020 (the “Second Extension Option”), the equivalent of an additional $1,000 in ordinary shares of the Company, par value NIS 0.01 each (the “Second Extension Option Consideration”) at the VWAP of the last 20 trading days prior to exercising this Extension Option, with piggy back registration rights upon any offering of shares after the Effective Date of the Amendment No. 1.

In January 2020 and subject to the term of the Option Agreement, the Company exercised the Call Option by issuance of 17,091,096 ordinary shares to SIH. In April 2020, the Company exercised the Call Option Extension by issuance of 13,008,976 ordinary shares to SIH. In July 2020, the Company exercised the Second Extension Option Consideration by issuance of 18,608,113 ordinary shares to SIH.

The Company accounted for the right to acquire shares of Provista, as a non-current financial derivative asset according to the provisions of ASC 815-10, “Derivatives and Hedging - Overall” (“ASC 815-10”) which was measured upon initial recognition and remeasured on subsequent periods at fair value by using the Black-Scholes Option Pricing Model, until such right is exercised or expired.

Following the closing date of the Option Agreement and Amendment No. 1 through their expiration date, the Company has not exercised the Call Option, Call Option Extension and Second Extension Option Consideration and consequently an amount of $3,000 was expensed at the expiration date as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

8.	Distribution agreements

Commencing 2020, the Company has entered into several distribution agreements with companies to distribute certain novel coronavirus (COVID-19) test kits either manufactured or distributed by these companies. The distribution agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States.

During the year ended December 31, 2020, the Company has no obligation, such as minimum purchase commitments, under its distribution agreements.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 14 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

D.	Contingencies

1.	Israeli Innovation Authority

Commencing 2012 through 2013, the Company received grants of $162 from the IIA (Israeli Innovation Authority) for its plans to develop a series of patient-friendly blood tests that enable the early detection of a variety of cancers (the “Development Plan”). Such contingent obligation has no expiration date. In 2016, the IIA approved further grants (under the same terms) up to maximum amount of approximately $185, of which the Company received $110 in 2016. The receipt of such amounts is dependent on numerous conditions being met. Amounts were not received in 2019 and 2018. The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year of the proceeds from the sale of the Company’s products arising from the Development Plan up to an amount equal to $272, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.

As of December 31, 2020, and 2019, the Company did not accrue for or pay any royalties to the IIA as no revenue has yet been generated.

2.	Strategic Global Research and Development, Inc.

On February 13, 2020, Strategic Global Research and Development, Inc (“Strategic” or “SGR&D”), brought suit against Amarantus and the Company in the United States District Court for the Central District of California Eastern Division for failure to pay for consulting services with respect to sales and marketing support and assistance that were contracted on April 12, 2018.

SGR&D claims it was not paid on time and is owed $91, allegedly consisting of $71 in unpaid consulting fees and late fees, plus $20 in unreimbursed expenses for travel and the like plus late fees. On April 8, 2020, SGR&D’s attorney sent a settlement proposal e-mail offering to settle for the full amount of the claim paid over-time at $4 per month with 5% interest compounded monthly, with acceleration and confession of judgment upon default. Defendants have elected not to respond at present, until a lump-sum settlement proposal is fully funded with available funds.

On August 11, 2020, the Company entered into a settlement agreement with respect to the case of SGR&D pursuant to which the Company and Amarantus jointly and severally were liable for payment of settlement amount towards SGR&D for total amount of $60.

3.	Orot Plus Ltd.

In February 2021, Orot Plus Ltd. (“Orot”) commenced a lawsuit (the “Orot Action”) in the Tel Aviv District Court against the Company and against certain current or former officers or directors of the Company. In the Orot Action, Orot asserts purported claims relating to a series of agreements entered into between Orot and the Company in 2019 and 2020. Orot seeks the following relief:

A.	An order requiring the Company to issue to Orot. approximately two million shares;

B.	A declaration that a letter of intent from January 2020 is obligatory upon the Company;

C.	As alternative relief (apparently sought “alternatively” to the above-referenced types of requested relief), damages for lost profits of NIS 2 million or reimbursement of expenses of approximately $583;

D.	Damages of approximately NIS 800 thousand for the diminution in value of shares to which Orot claims entitlement;

E.	Reimbursement of Value Added Tax of approximately $10.

The deadline for the Company to respond to the allegations in the Orot Action had originally been in mid-April 2021. However, on or about March 18, 2021, the two companies agreed to refer the disputes in the Orot Action to mediation, and the court extended the deadline for the Company (and related defendants) to file a statement of defense until May 10, 2021 that will deny any relief sought by Orot.

If the mediation does not result in an amicable resolution of the Orot Action, the Company has informed us that it intends to defend vigorously against the claims asserted in the Orot Action. Without limiting the generality of the foregoing, the Company intends to assert one or more counterclaims against Orot.

In light of the above, the Company’s legal counsel has determined that it is too early to make any assessment, estimation, or prediction regarding the likelihood of success of the Orot Action (or any portion thereof).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)